Operations (Details Narrative) - BRL (R$)			12 Months Ended
	Nov. 30, 2021	Nov. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 02, 2021	May 05, 2021
IfrsStatementLineItems [Line Items]
Total for the acquisition of a equity interest		R$ 1,678,792,000
I H S [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests control of the new company	51.00%	51.00%				51.00%
T I M S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests control of the new company	49.00%	49.00%				49.00%
Investment in an associated company	R$ 1,612,957
[custom:PercentageOfGoodwillWrittenOff]	90.00%
Goodwill recorded in the acquisition	R$ 1,051,477,000
T I M S A [Member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Total for the acquisition of a equity interest		R$ 582,498,000
T I M S A [Member] | Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Total for the acquisition of a equity interest		R$ 1,096,294,000
I Systems [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests control of the new company		51.00%
Valuation report of the net assets and liabilities					R$ 1,211,789,000
Fair value of new company		R$ 3,291,749,000
T I M Brasil Servicos E Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			66.59%	66.58%